Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit for the year	$ 9,689,600	$ 9,185,474	$ 6,043,717
Adjustments for:
Employee benefits	45,501	35,532	3,312
Allowance expected credit loss	29,395	41,444	15,487
Depreciation and amortization	2,545,702	2,313,321	2,050,539
(Gain) loss on sale of machinery, equipment and improvements to leased assets	(668)	14,232	(3,490)
Net (gain) on derivative financial instruments	0	(6,967)	(51,656)
Interest expense for financing activity	3,439,276	2,356,116	1,687,895
Unrealized exchange (gain)	(311,969)	(261,258)	(5,427)
Labor provisions	22,986	3,284	11,753
Income tax expense	3,072,090	3,090,212	1,785,543
Adjustment from operating activities	18,531,913	16,771,390	11,537,673
Trade accounts receivable	50,837	(705,576)	(464,395)
Recoverable income tax and other current assets	(469,839)	601,434	(299,842)
Concession taxes payable	374,872	(10,719)	94,879
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.	101,201	227,514	237,205
Accounts payable	(213,268)	(139,794)	959,177
Taxes payable	(47,181)	23,229	(41,990)
Deposits received in guarantee	108,236	109,061	89,859
Cash generated by operating activities	18,436,771	16,876,539	12,112,566
Income taxes paid	(4,501,917)	(4,356,833)	(1,017,120)
Net cash provided by operating activities	13,934,854	12,519,706	11,095,446
Cash flows from investing activities:
Purchases of machinery, equipment, improvements on leased assets, improvements to concession assets and advance payments to suppliers	(10,444,346)	(8,431,106)	(4,946,784)
Proceeds from sales of machinery and equipment	3,535	5,198	3,215
Acquisition of subsidiary, net of cash acquired	(614,792)
Other investment activities	(36,553)	(56,475)	(25,739)
Net cash used in investing activities	(11,092,156)	(8,482,383)	(4,969,308)
Cash flows from financing activities:
Dividends declared and paid	(7,498,318)	(7,313,743)
Dividends paid to non-controlling interest	(135,913)	(153,959)
Capital distribution			(6,014,701)
Repurchase of shares		(1,999,987)	(3,000,037)
Proceeds from issuance of debt securities	5,400,000	7,757,588	7,000,000
Proceeds from bank loans	3,715,459	6,872,783	3,779,413
Repayments on bank loans	(1,642,132)	(4,039,007)	(5,941,663)
Payment of debt securities	(602,000)	(3,800,000)	(1,500,000)
Interest paid on leases	(4,805)	(5,391)	(2,598)
Payment of liabilities for lease	(17,517)	(16,098)	(12,466)
Interest capitalized on financial loans	(342,554)
Interest paid on financial loans	(3,661,981)	(2,227,888)	(1,659,473)
Net cash used for by financing activities	(4,789,761)	(4,925,702)	(7,351,525)
Effects of exchange rate changes on cash held:	(369,190)	(73,034)	113,715
Decrease in cash and cash equivalents	(2,316,253)	(961,413)	(1,111,672)
Cash and cash equivalents at beginning of year	12,371,464	13,332,877	14,444,549
Cash and cash equivalents at the end of year	10,055,211	12,371,464	13,332,877
Non-cash investing activities:
Purchases of machinery, equipment, improvements on leased assets and improvements to concession assets	$ 901,486	$ 853,467	$ 1,427,990